Segment and Geographic Information - Summary of Property and Equipment, Net by Geographic Location (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 28,971	$ 24,806
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	14,147	11,363
United Kingdom [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	7,923	7,677
Australia [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	3,602	2,886
South Africa [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	2,959	2,569
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 340	$ 311